Segment Report - Narrative (Details) R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) product	Jun. 30, 2024 ZAR (R)	Jun. 30, 2023 ZAR (R)
Disclosure of operating segments [line items]
Number of economic products | product	1
Additions other than through business combinations, property, plant and equipment	R 10,998	R 8,327	R 7,598
Wafi-Golpu Joint Operation | Foreign operations | Eva Copper operations and related assets
Disclosure of operating segments [line items]
Additions other than through business combinations, property, plant and equipment	R 857	R 71	R 41